Accounts payable and accrued liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities [Abstract]
Trade payables and accruals	$ 111,222	$ 66,999
Royalties payable	22,224	23,736
Wages, salaries and benefits payable	7,677	7,534
Amount due on the settlement of derivatives	0	12,878
Amount due to Royal Gold	53,749	64,229
Liabilities for share-based compensation	4,561	11,444
Total accounts payable and accrued liabilities	$ 199,433	$ 186,820